Earnings Per Share - Summary of Earnings Per Share (Detail) - GBP (£) £ / shares in Units, £ in Millions, shares in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Earnings per share [abstract]
Profit for the year	£ 266	£ 590	£ 408
Non-controlling interest	(2)	(2)	(2)
Earnings/(loss) attributable to equity holders of the company	£ 264	£ 588	£ 406
Weighted average number of shares (millions)	777.0	778.1	813.4
Effect of dilutive share options (millions)	0.5	0.6	0.3
Weighted average number of shares (millions) for diluted earnings	777.5	778.7	813.7
Earnings/(loss) per share
Basic	£ 34.0	£ 75.6	£ 49.9
Diluted	£ 34.0	£ 75.5	£ 49.9